BLACKROCK MUNIHOLDINGS FUND, INC.

ARTICLES OF AMENDMENT
AMENDING THE ARTICLES SUPPLEMENTARY ESTABLISHING AND FIXING THE RIGHTS AND PREFERENCES OF
VARIABLE RATE MUNI TERM PREFERRED SHARES

This is to certify that:

First: The charter of BlackRock MuniHoldings Fund, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Muni Term Preferred Shares, dated as of December 15, 2011, as amended to date (the “Articles Supplementary”).

Second: The charter of the Corporation is hereby amended by deleting subsection (e) of the definition of “Increased Rate Event” in the Articles Supplementary in its entirety and replacing it with the following definition as of April 3, 2020:

(e)        failure by the Corporation on the last day of an applicable Effective Leverage Ratio Cure Period to have an Effective Leverage Ratio of not greater than 45%, except that for the period from and including April 3, 2020 and through and including December 31, 2020, failure by the Corporation on the last day of an applicable Effective Leverage Ratio Cure Period to have an Effective Leverage Ratio of not greater than 50%. This Increased Rate Event shall be considered cured on the date the Corporation next has an Effective Leverage Ratio of not greater than 45% or 50%, as applicable;

Third: For the period from and including April 3, 2020 through and including December 31, 2020, the charter of the Corporation is hereby amended by deleting subsection (e) of the definition of “Ratings Spread” in the Articles Supplementary in its entirety and replacing it with the following definition as of April 3, 2020:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP Preferred Shares, the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable credit rating is at or below A1/A+, in which case it shall mean the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Preferred Shares at the request of the Corporation), Fitch (if Fitch is then rating the VMTP Preferred Shares at the request of the Corporation) or Other Rating Agency (if such Other Rating Agency is then rating the VMTP Preferred Shares at the request of the Corporation) in the table below on the Rate Determination Date for such Rate Period:

Moody’s/Fitch*	Percentage
Aa2/AA to Aaa/AAA	0.90%
Aa3/AA-	0.95%
A1/A+	1.30%
A2/A	1.55%
A3/A-	1.70%
Baa1/BBB+	2.05%
Baa2/BBB	2.30%
Baa3/BBB-	2.80%
Non-investment grade or NR	3.30%

* And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Preferred Shares at the request of the Corporation.

            For the avoidance of doubt, effective January 1, 2021, the definition of “Ratings Spread” shall read as follows:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP Preferred Shares, the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable credit rating is at or below A1/A+, in which case it shall mean the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Preferred Shares at the request of the Corporation), Fitch (if Fitch is then rating the VMTP Preferred Shares at the request of the Corporation) or Other Rating Agency (if such Other Rating Agency is then rating the VMTP Preferred Shares at the request of the Corporation) in the table below on the Rate Determination Date for such Rate Period:

Moody’s/Fitch*	Percentage
Aa2/AA to Aaa/AAA	0.77%
Aa3/AA-	0.95%
A1/A+	1.30%
A2/A	1.55%
A3/A-	1.70%
Baa1/BBB+	2.05%
Baa2/BBB	2.30%
Baa3/BBB-	2.80%
Non-investment grade or NR	3.30%

* And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Preferred Shares at the request of the Corporation.

Fourth: The charter of the Corporation is hereby amended by deleting Section 6(b) in the Articles Supplementary in its entirety and replacing it with the following as of April 3, 2020:

Effective Leverage Ratio.  The Corporation shall maintain an Effective Leverage Ratio of not greater than 45% (other than solely by reason of fluctuations in the market value of its portfolio securities), except that for the period from and including April 3, 2020 and through and including December 31, 2020, the Corporation shall maintain an Effective Leverage Ratio of not greater than 50% (other than solely by reason of fluctuations in the market value of its portfolio securities). In the event that the Corporation’s Effective Leverage Ratio exceeds 45% or 50%, as applicable (whether by reason of fluctuations in the market value of its portfolio securities or otherwise), the Corporation shall cause the Effective Leverage Ratio to be 45% or lower or 50% or lower, as applicable, within ten (10) Business Days (“Effective Leverage Ratio Cure Period”).

Fifth: These Articles of Amendment shall be effective as of April 3, 2020.

Sixth:  The amendment to the charter of the  Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

[Signature Page Follows]

IN WITNESS WHEREOF, BlackRock MuniHoldings Fund, Inc. has caused these Articles of Amendment to be signed as of April 2, 2020 in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BlackRock MuniHoldings Fund, Inc.

By: /s/ Jonathan Diorio
       Name:  Jonathan Diorio
       Title:    Vice President

ATTEST:

/s/ Janey Ahn
Name:    Janey Ahn
Title:      Secretary

[Signature Page – MHD Amendment to Articles Supplementary]